Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss

18.  Accumulated other Comprehensive loss

Components of accumulated other comprehensive loss, net of tax as of December 31 of each of the last three years consist of the following (in thousands):

	12/31/2014	12/31/2013	12/31/2012
Unrealized gains (losses) on available for sale securities	$296	$(751)	$800
Unrecognized expense for defined benefit pension	(2,493)	(908)	(2,219)
Accumulated other comprehensive loss	$(2,197)	$(1,659)	$(1,419)